UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2011

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

Shares		Market Value

COMMON STOCK 95.68%

21.06% INFORMATION TECHNOLOGY
632,100	Western Union Co. (The)	$13,128,717
488,000	EMC Corp.*	12,956,400
75,900	International Business Machines Corp.	12,377,013
226,500	Automatic Data Processing, Inc.	11,621,715
539,600	Intel Corp.	10,883,732
501,800	Cisco Systems, Inc.	8,605,870
201,100	Hewlett-Packard Co.	8,239,067

		77,812,514

18.55% HEALTH CARE
291,000	UnitedHealth Group Inc.	13,153,200
188,400	WellPoint, Inc.	13,148,436
191,724	Johnson & Johnson	11,359,647
133,700	Becton Dickinson & Co.	10,645,194
190,700	Baxter International Inc.	10,253,939
203,800	Abbott Laboratories	9,996,390

		68,556,806

16.66% FINANCIALS
336,400	Loews Corp.	14,495,476
456,518	Marsh & McLennan Cos., Inc.	13,608,802
380,500	Wells Fargo & Co.	12,061,850
187,200	Chubb Corp.	11,477,232
219,300	American Express Co.	9,912,360

		61,555,720

13.41% CONSUMER STAPLES
423,300	Kraft Foods Inc., Class A	13,274,688
140,000	Colgate-Palmolive Co.	11,306,400
314,400	Sysco Corp.	8,708,880
141,300	Procter & Gamble Co. (The)	8,704,080
188,200	Walgreen Co.	7,554,348

		49,548,396

12.76% INDUSTRIALS
449,946	Cintas Corp.	13,619,865
603,797	General Electric Co.	12,106,130
118,900	3M Co.	11,117,150
134,700	General Dynamics Corp.	10,312,632

		47,155,777

5.85% CONSUMER DISCRETIONARY
332,100	McGraw-Hill Cos. Inc. (The)	13,084,740
559,600	Gannett Co., Inc.	8,522,708

		21,607,448

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

Shares		Market Value

3.84% MATERIALS
258,100	E.I. du Pont de Nemours & Co.	$14,187,757

3.55% TELECOMMUNICATIONS
429,300	AT&T Inc.	13,136,580

		353,560,998
TOTAL COMMON STOCK 95.68%
(cost $314,369,195)

Principal Amount ($)

SHORT-TERM INVESTMENTS 4.36%
16,114,780	BNY Mellon Cash Reserve, 0.05%(1)	16,114,780
(cost $16,114,780)

TOTAL INVESTMENTS 100.04%		369,675,778
(cost $330,483,975)

LIABILITIES LESS OTHER ASSETS (0.04%)		(154,905)

NET ASSETS 100.00%		$369,520,873

TOP 10 HOLDINGS
1	Loews Corp.	6	UnitedHealth Group Inc.
2	E.I. du Pont de Nemours & Co.	7	WellPoint, Inc.
3	Cintas Corp.	8	AT&T Inc.
4	Marsh & McLennan Cos., Inc.	9	Western Union Co. (The)
5	Kraft Foods Inc., Class A	10	McGraw-Hill Cos. Inc. (The)

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2011.

See notes to the Schedules of Investments.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

Shares		Market Value

COMMON STOCK 91.48%

19.95% INFORMATION TECHNOLOGY
38,000	Western Union Co. (The)	$789,260
29,342	EMC Corp.*	779,030
4,600	International Business Machines Corp.	750,122
13,716	Automatic Data Processing, Inc.	703,768
27,956	Intel Corp.	563,872
29,500	Cisco Systems, Inc.	505,925
12,100	Hewlett-Packard Co.	495,737

		4,587,714

17.68% HEALTH CARE
11,400	WellPoint, Inc.	795,606
17,400	UnitedHealth Group Inc.	786,480
11,264	Johnson & Johnson	667,392
7,900	Becton Dickinson & Co.	628,998
11,500	Baxter International Inc.	618,355
11,600	Abbott Laboratories	568,980

		4,065,811

16.16% FINANCIALS
20,200	Loews Corp.	870,418
27,417	Marsh & McLennan Cos., Inc.	817,301
23,000	Wells Fargo & Co.	729,100
11,300	Chubb Corp.	692,803
13,423	American Express Co.	606,720

		3,716,342

12.92% CONSUMER STAPLES
25,500	Kraft Foods Inc., Class A	799,680
8,400	Colgate-Palmolive Co.	678,384
18,900	Sysco Corp.	523,530
8,200	Procter & Gamble Co. (The)	505,120
11,600	Walgreen Co.	465,624

		2,972,338

12.14% INDUSTRIALS
26,092	Cintas Corp.	789,805
35,419	General Electric Co.	710,151
7,200	3M Co.	673,200
8,100	General Dynamics Corp.	620,136

		2,793,292

5.56% CONSUMER DISCRETIONARY
19,500	McGraw-Hill Cos. Inc. (The)	768,300
33,600	Gannett Co., Inc.	511,728

		1,280,028

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

	Shares	Market Value

3.61% MATERIALS
15,100	E.I. du Pont de Nemours & Co.	$830,047

3.46% TELECOMMUNICATIONS
26,000	AT&T Inc.	795,600

		21,041,172
TOTAL COMMON STOCK 91.48%
(cost $19,064,972)

Principal Amount ($)

SHORT-TERM INVESTMENTS 8.47%
1,949,267	BNY Mellon Cash Reserve, 0.05%(1)	1,949,267
(cost $1,949,267)

TOTAL INVESTMENTS 99.95%		22,990,439
(cost $21,014,239)

OTHER ASSETS LESS LIABILITIES 0.05%		10,369

NET ASSETS 100.00%		$23,000,808

TOP 10 HOLDINGS
1	Loews Corp.	6	AT&T Inc.
2	E.I. du Pont de Nemours & Co.	7	Cintas Corp.
3	Marsh & McLennan Cos., Inc.	8	Western Union Co. (The)
4	Kraft Foods Inc., Class A	9	UnitedHealth Group, Inc.
5	WellPoint, Inc.	10	EMC Corp.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2011.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

	Shares	Market Value

COMMON STOCK 93.80%

31.60% INFORMATION TECHNOLOGY
118	Apple Inc.*	$41,117
555	Visa, Inc., Class A	40,859
947	Oracle Corp.	31,601
580	Amphenol Corp., Class A	31,546
578	MICROS Systems, Inc.*	28,571
435	Fiserv Inc.*	27,283
1,464	Cisco Systems, Inc.	25,108
425	Accenture PLC, Class A	23,362
671	Adobe Systems, Inc.*	22,250
413	Global Payments Inc.	20,204

		291,901

13.37% HEALTH CARE
804	Gilead Sciences, Inc.*	34,122
603	Baxter International Inc.	32,423
481	Johnson & Johnson	28,499
227	Novo-Nordisk A/S, ADR	28,427

		123,471

10.17% ENERGY
618	Enbridge, Inc.	37,976
278	EOG Resources, Inc.	32,946
225	Core Laboratories N.V.	22,988

		93,910

8.47% FINANCIALS
232	Franklin Resources, Inc.	29,019
322	Berkshire Hathaway Inc., Class B*	26,929
484	JPMorgan Chase & Co.	22,312

		78,260

8.14% INDUSTRIALS
734	Danaher Corp.	38,095
438	United Technologies Corp.	37,077

		75,172

7.47% TELECOMMUNICATIONS
749	American Tower Corp., Class A*	38,813
519	America Movil, ADR	30,154

		68,967

6.52% CONSUMER STAPLES
381	Colgate-Palmolive Co.	30,770
457	PepsiCo, Inc.	29,435

		60,205

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2011 (unaudited)

	Shares	Market Value

5.53% MATERIALS
207	Lubrizol Corp.	$27,730
230	Praxair, Inc.	23,368

		51,098

2.53% CONSUMER DISCRETIONARY
309	Nike, Inc., Class B	23,391

		866,375
TOTAL COMMON STOCK 93.80%
(cost $821,394)

Principal Amount ($)

SHORT-TERM INVESTMENTS 4.36%
40,227	BNY Mellon Cash Reserve, 0.05%(1)	40,227
(cost $40,227)

TOTAL INVESTMENTS 98.16%		906,602
(cost $861,621)

OTHER ASSETS LESS LIABILITIES 1.84%		16,999

NET ASSETS 100.00%		$923,601

TOP 10 HOLDINGS
1	Apple Inc.	6	United Technologies Corp.
2	Visa, Inc., Class A	7	Gilead Sciences, Inc.
3	American Tower Corp., Class A	8	EOG Resources, Inc.
4	Danaher Corp.	9	Baxter International Inc.
5	Enbridge, Inc.	10	Oracle Corp.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2011.
ADR	- American Depository Receipt

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2011 is as follows:

Valuation Inputs	Torray Fund	Torray Institutional Fund	Torray Resolute Fund

Level 1 - Quoted Prices *	$369,675,778	$22,990,439	$906,602
Level 2 - Other Significant Observable Inputs	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-

Total Market Value of Investments	$369,675,778	$22,990,439	$906,602

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds did not have significant transfers between Level 1 and Level 2 investments during the period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2011.

The following information is based upon the book basis of investment securities as of March 31, 2011:

	Torray	Torray	Torray
	Torray Fund	Torray Institutional Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 59,364,920	$ 2,946,534	$ 55,670
Gross unrealized depreciation	(20,173,117)	(970,334)	(10,689)

Net unrealized appreciation/depreciation	$ 39,191,803	$ 1,976,200	$ 44,981

Aggregate book cost	$ 330,483,975	$ 21,014,239	$ 861,621

At December 31, 2010, the Torray Fund had net capital loss carryforwards for federal income tax purposes of $89,847,597 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2010, the Torray Institutional Fund had net capital loss carryforwards for federal income tax purposes of $339,016, $3,679,435 and $1,023, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017 and 2018, respectively. The Torray Resolute Fund had no capital loss carryforwards as of December 31, 2010. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. There were no Post-October losses as of December 31, 2010.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     5/2/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     5/2/11

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     5/2/11

*	Print the name and title of each signing officer under his or her signature.